REVISION TO PRIOR-YEAR COMPARATIVES (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017	Dec. 31, 2016
Impact on net earnings (Loss)
Net earnings (loss)		$ (22.3)		$ 4.1		$ (13.9)		$ 25.6		$ (108.0)	$ (7.0)
Basic weighted average number of shares outstanding		513.3		513.0		511.2		509.6		564.7	511.8
Dilution of securities:
Stock options		0.0		2.8		0.0		1.1		0.0
Diluted weighted average number of shares outstanding		513.3		515.8		511.2		510.7		564.7	511.8
Net earnings (loss) per share
Basic earnings (loss) per share		$ (0.04)		$ 0.01		$ (0.03)		$ 0.05		$ (0.19)	$ (0.01)
Diluted earnings (loss) per share		$ (0.04)	[1]	$ 0.01	[1]	$ (0.03)	[1]	$ 0.05	[1]	$ (0.19)	$ (0.01)	[1]
Revision [member]
Impact on net earnings (Loss)
Revision to depreciation and depletion		$ (4.1)		$ (3.4)		$ (4.1)		$ (3.4)			$ (15.0)
Revision to income tax recovery (expense)		1.7		2.4		(1.0)		2.2			5.3
Net earnings (loss)		$ (2.4)		$ (1.0)		$ (5.1)		$ (1.2)			$ (9.7)
Net earnings (loss) per share
Basic earnings (loss) per share		$ 0		$ 0		$ (0.01)		$ 0			$ (0.02)
Diluted earnings (loss) per share	[1]	$ 0		$ 0		$ (0.01)		$ 0			$ (0.02)
Before revision [member]
Impact on net earnings (Loss)
Net earnings (loss)		$ (19.9)		$ 5.1		$ (8.8)		$ 26.8			$ 2.7
Net earnings (loss) per share
Basic earnings (loss) per share		$ (0.04)		$ 0.01		$ (0.02)		$ 0.05			$ 0.01
Diluted earnings (loss) per share	[1]	$ (0.04)		$ 0.01		$ (0.02)		$ 0.05			$ 0.01

[1]	For the periods in which the Company records a loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.